HARTFORD LIFE INSURANCE COMPANY - SELECT
DIMENSIONS ASSETMANAGER VARIABLE ANNUITY
SEPARATE ACCOUNT THREE
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-4397 (Account Executives)
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This Prospectus describes information you should know before you purchase the Select Dimensions AssetManager variable annuity. Please read it carefully.

Select Dimensions AssetManager variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.

At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- Money Market Sub-Account which purchases shares of Money Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- North American Government Securities Sub-Account which purchases shares of North American Government Securities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- Diversified Income Sub-Account which purchases shares of Diversified Income Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- Balanced Growth Sub-Account which purchases shares of Balanced Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- Utilities Sub-Account which purchases shares of Utilities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- Dividend Growth Sub-Account which purchases shares of Dividend Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- Value-Added Market Sub-Account which purchases shares of Value-Added Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- Growth Sub-Account which purchases shares of Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- American Opportunities Sub-Account (formerly known as American Value Sub-Account) which purchases shares of American Opportunities Portfolio (formerly known as American Value Portfolio) of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- Mid-Cap Growth Sub-Account which purchases shares of Mid-Cap Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- Global Equity Sub-Account which purchases shares of Global Equity Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

                              1   - PROSPECTUS

- Developing Growth Sub-Account which purchases shares of Developing Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- Emerging Markets Sub-Account which purchases shares of Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- High Yield Sub-Account which purchases shares of High Yield Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.

- Mid Cap Value Sub-Account which purchases shares of Mid Cap Value Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.

- Emerging Markets Debt Sub-Account which purchases shares of Emerging Markets Debt Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.

- Strategic Stock Sub-Account which purchases shares of Strategic Stock Portfolio of the Van Kampen Life Investment Trust

- Enterprise Sub-Account which purchases shares of Enterprise Portfolio of the Van Kampen Life Investment Trust

If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Annuity IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Annuity may not be available for sale in all states.

Prospectus Dated: May 3, 1999

Statement of Additional Information Dated: May 3, 1999

                              2   - PROSPECTUS

TABLE OF CONTENTS
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                                                                         PAGE
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   Definitions                                                             4
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   Fee Table                                                               6
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   Highlights                                                              9
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   General Contract Information                                           10
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     Hartford Life Insurance Company                                      10
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     The Separate Account                                                 10
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     The Funds                                                            10
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     The Investment Advisers                                              12
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   Performance Related Information                                        13
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   The Contract                                                           14
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     Purchases and Contract Value                                         14
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   Charges and Fees                                                       15
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   Death Benefit                                                          16
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   Surrenders                                                             18
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   Annuity Payouts                                                        19
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   Other Programs Available                                               21
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   Other Information                                                      22
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     Year 2000                                                            22
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     Legal Matters and Experts                                            23
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     More Information                                                     24
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   Federal Tax Considerations                                             24
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   Appendix I - Information Regarding Tax-Qualified Retirement Plans      28
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   Table of Contents to Statement of Additional Information               31
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                              3   - PROSPECTUS

DEFINITIONS
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These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $100,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of this Annuity. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-QUALIFIED CONTRACT: A Contract that is not defined as a tax-qualified retirement plan by the Code.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

                              4   - PROSPECTUS

PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

                              5   - PROSPECTUS

FEE TABLE
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CONTRACT OWNER TRANSACTION EXPENSES

                                                                                                         PRIOR TO          AFTER
                                                                                                    ANNUITIZATION  ANNUITIZATION
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SALES LOAD IMPOSED ON PURCHASES
 (as a percentage of Premium Payments)                                                                       None           None
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DEFERRED SALES CHARGE (as a percentage of amounts Surrendered)                                               None           None
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Annual Maintenance Fee (1)                                                                                    $30            $30
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SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average Sub-Account Value)
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  Mortality and Expense Risk Charge                                                                         1.50%          1.25%
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  Administration Fees                                                                                       0.15%          0.15%
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  Total                                                                                                     1.65%          1.40%
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(1) An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $100,000. The charge is deducted proportionately from each Account in which you are invested.

The purpose of this table is to assist you in understanding various fees and charges you will pay directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium Taxes, if any, have been taken into account. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Example by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.08% annual charge.

                              6   - PROSPECTUS

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

                                                                                                                    TOTAL FUND
                                                                                             MANAGEMENT              OPERATING
                                                                                                   FEES               EXPENSES
                                                                                              INCLUDING      OTHER   INCLUDING
                                                                                                WAIVERS   EXPENSES     WAIVERS
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MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES:
Money Market Portfolio                                                                           0.500%     0.050%     0.550%
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North American Government Securities Portfolio                                                   0.650%     0.500%     1.150%
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Diversified Income Portfolio                                                                     0.400%     0.090%     0.490%
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Balanced Growth Portfolio                                                                        0.620%     0.090%     0.710%
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Utilities Portfolio                                                                              0.650%     0.060%     0.710%
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Dividend Growth Portfolio                                                                        0.600%     0.030%     0.630%
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Value-Added Market Portfolio                                                                     0.500%     0.050%     0.550%
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Growth Portfolio                                                                                 0.810%     0.250%     1.060%
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American Opportunities Portfolio (formerly American Value Portfolio)                             0.620%     0.040%     0.660%
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Mid-Cap Growth Portfolio (1)                                                                     0.750%     0.230%     0.980%
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Global Equity Portfolio                                                                          1.000%     0.100%     1.100%
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Developing Growth Portfolio                                                                      0.500%     0.090%     0.590%
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Emerging Markets Portfolio                                                                       1.250%     0.480%     1.730%
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MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
High Yield Portfolio (2)                                                                         0.150%     0.650%     0.800%
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Mid Cap Value Portfolio (2)                                                                      0.230%     0.820%     1.050%
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Emerging Markets Debt Portfolio (2)                                                              0.270%     1.250%     1.520%
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VAN KAMPEN LIFE INVESTMENT TRUST:
Strategic Stock Portfolio (3)                                                                    0.000%     0.650%     0.650%
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Enterprise Portfolio (3)                                                                         0.460%     0.140%     0.600%
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(1) With respect to the Mid-Cap Growth Portfolio, the expense information shown in the table above has been restated to reflect the current fees. Prior to April 30, 1999, the investment adviser, Morgan Stanley Dean Witter Advisors Inc., assumed all expenses of the Portfolio and waived the compensation provided for the Portfolio in its management agreement with the Fund.

(2) With respect to the High Yield, Mid Cap Value and Emerging Markets Debt Portfolios, the investment advisers have voluntarily agreed to waive their investment advisory fees and to reimburse the Portfolios for certain other expenses. Absent such reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:

                                                                                                                    TOTAL FUND
                                                                                             MANAGEMENT      OTHER   OPERATING
PORTFOLIO                                                                                          FEES   EXPENSES    EXPENSES
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High Yield                                                                                       0.500%     0.650%     1.150%
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Mid Cap Value                                                                                    0.750%     0.820%     1.570%
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Emerging Markets Debt                                                                            0.800%     1.250%     2.050%
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(3) With respect to the Strategic Stock Portfolio and the Enterprise Portfolio, the investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Absent such reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:

                                                                                                                    TOTAL FUND
                                                                                             MANAGEMENT      OTHER   OPERATING
PORTFOLIO                                                                                          FEES   EXPENSES    EXPENSES
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Strategic Stock                                                                                  0.500%     2.090%     2.590%
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Enterprise                                                                                       0.500%     0.170%     0.670%
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                              7   - PROSPECTUS

EXAMPLE

                                IF YOU SURRENDER YOUR       IF YOU ANNUITIZE YOUR
                                CONTRACT AT THE END OF THE  CONTRACT AT THE END OF THE  IF YOU DO NOT SURRENDER
                                APPLICABLE TIME PERIOD YOU  APPLICABLE TIME PERIOD YOU  YOUR CONTRACT, YOU WOULD
                                WOULD PAY THE FOLLOWING     WOULD PAY THE FOLLOWING     PAY THE FOLLOWING EXPENSES
                                EXPENSES ON A $1,000        EXPENSES ON A $1,000        ON A $1,000 INVESTMENT,
                                INVESTMENT, ASSUMING A 5%   INVESTMENT, ASSUMING A 5%   ASSUMING A 5% ANNUAL
                                ANNUAL RETURN ON ASSETS:    ANNUAL RETURN ON ASSETS:    RETURN ON ASSETS:
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                                  1      3      5     10      1      3      5     10      1      3      5     10
SUB-ACCOUNT                     YEAR   YEARS  YEARS  YEARS  YEAR   YEARS  YEARS  YEARS  YEAR   YEARS  YEARS  YEARS
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Money Market                      $23    $71   $122   $262    $20    $63   $109   $235    $23    $71   $122   $262
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North American Government
Securities                         29     90    153    322     26     81    139    297     29     90    153    322
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Diversified Income                 23     70    119    255     19     61    105    228     23     70    119    255
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Balanced Growth                    25     76    130    278     22     68    117    252     25     76    130    278
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Utilities                          25     76    130    278     22     68    117    252     25     76    130    278
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Dividend Growth                    24     74    126    270     21     65    113    243     24     74    126    270
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Value-Added Market                 23     71    122    262     20     63    109    235     23     71    122    262
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Growth                             28     87    148    313     25     79    135    288     28     87    148    313
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American Opportunities             24     75    128    273     21     66    114    246     24     75    128    273
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Mid-Cap Growth                     18     54     94    203     14     46     80    175     18     54     94    203
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Global Equity                      29     88    150    317     26     80    137    292     29     88    150    317
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Developing Growth                  24     73    124    266     20     64    111    239     24     73    124    266
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Emerging Markets                   35    107    182    377     32     99    169    353     35    107    182    377
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High Yield                         26     79    135    287     23     71    122    261     26     79    135    287
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Mid Cap Value                      28     87    148    312     25     78    134    287     28     87    148    312
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Emerging Markets Debt              33    101    171    357     30     93    158    333     33    101    171    357
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Strategic Stock                    24     74    127    272     21     66    114    245     24     74    127    272
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Enterprise                         24     73    125    267     21     65    111    240     24     73    125    267
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No Accumulation Unit Values are shown in this prospectus because, as of December 31, 1998, the Contract was not available for sale.

                              8   - PROSPECTUS

HIGHLIGHTS
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HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of Automatic Additions or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Annuity.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Annuity, if, on either of those dates, the value of your Annuity is less than $100,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay three different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

Before the Annuity Commencement Date, a mortality and expense risk charge is subtracted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Funds. After the Annuity Commencement Date, the mortality and expense risk charge drops to 1.25% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Funds.

Currently, Fund charges range from 0.49% to 1.73% annually of the average daily value of the amount you have invested in the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

The third type of charge is the administration fee which is subtracted daily and is equal to an annual rate of 0.15% of Sub-Account Value during both the accumulation and annuity phases of the Contract.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts, or after Annuity Payouts begin under the Payment for a Period Certain Annuity Payout Option.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us and will be the greater of:

- The total Premium Payments you have made to us minus any amounts you have Surrendered, or

- The Contract Value of your Annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

This Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Option 1 -- Life Annuity, Option 2 -- Life Annuity with a Cash Refund, Option 3 -- Life Annuity with Payments for a Period Certain, Option 4 -- Joint and Last Survivor Life Annuity, Option 5 -- Joint and Last Survivor Life Annuity with Payments for Period Certain and Option 6 -- Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later. If you do not tell us what Annuity Payout Option you want before that time, we will make payments under Option 3-- Life Annuity with Payments for Period Certain using a ten year period certain.

                              9   - PROSPECTUS

GENERAL CONTRACT INFORMATION
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HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                      EFFECTIVE DATE
RATING AGENCY           OF RATING        RATING        BASIS OF RATING
--------------------  --------------     ------     ---------------------
A.M. Best and
 Company, Inc.......        1/1/99             A+   Financial performance
                                                    Insurer financial
Standard & Poor's...        6/1/98            AA    strength
Duff & Phelps.......      12/21/98            AA+   Claims paying ability

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 13, 1994 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

THE FUNDS

The underlying investment for the Contracts are shares of the portfolios of Morgan Stanley Dean Witter Select Dimensions Investment Series, Morgan Stanley Dean Witter Universal Funds, Inc., and Van Kampen Life Investment Trust, all open-ended management investment companies. The underlying portfolios corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional portfolios with differing investment objectives. The portfolios may not be available in all states.

We do not guarantee the investment results of any of the underlying portfolios. Since each underlying portfolio has different investment objectives, each is subject to different risks. These risks and the portfolio's expenses are more fully described in the accompanying Funds' prospectuses and the Statements of Additional Information. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES:
MONEY MARKET PORTFOLIO

Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured) and high grade corporate debt obligations maturing in thirteen months or less.

NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO

Seeks to earn a high level of current income while maintaining relatively low volatility of principal, by investing primarily in investment grade fixed-income securities issued or guaranteed by the U.S., Canadian or Mexican governments.

DIVERSIFIED INCOME PORTFOLIO

Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus.

                             10   - PROSPECTUS

BALANCED GROWTH PORTFOLIO

Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 20% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.

UTILITIES PORTFOLIO

Seeks to provide current income and long-term growth of income and capital by investing in equity and fixed-income securities of companies in the public utilities industry.

DIVIDEND GROWTH PORTFOLIO

Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

VALUE-ADDED MARKET PORTFOLIO

Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index.

GROWTH PORTFOLIO

Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies.

AMERICAN OPPORTUNITIES PORTFOLIO (FORMERLY KNOWN AS AMERICAN VALUE PORTFOLIO)

Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to be attractively valued given their above average relative earnings growth potential at that time.

MID-CAP GROWTH PORTFOLIO

Seeks long-term capital growth by investing primarily in equity securities of "mid-cap" companies (that is, companies whose equity market capitalization falls within the range of $250 million to $5 billion).

GLOBAL EQUITY PORTFOLIO

Seeks a high level of total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.

DEVELOPING GROWTH PORTFOLIO

Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.

EMERGING MARKETS PORTFOLIO

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. The Emerging Markets Portfolio may invest up to 35% of its total assets in high risk fixed-income securities that are rated below investment grade or are unrated (commonly referred to as "junk bonds"). See the Special Considerations for investments in high yield securities disclosed in the Fund's prospectus.

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
HIGH YIELD PORTFOLIO

Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities, including corporate bonds and other fixed income securities and derivatives. High yield securities are rated below investment grade and are commonly referred to as "junk bonds". The Portfolio's average weighted maturity will ordinarily exceed five years. See the special considerations for investments in high yield securities disclosed in the Fund prospectus.

MID CAP VALUE PORTFOLIO

Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the S&P MidCap 400 Index.

EMERGING MARKETS DEBT PORTFOLIO

Seeks high total return by investing primarily in fixed income securities of government and government related issuers and, to a lesser extent, of corporate issuers located in emerging market countries.

VAN KAMPEN LIFE INVESTMENT TRUST:
STRATEGIC STOCK PORTFOLIO

Seeks to provide investors with an above average total return through a combination of potential capital appreciation and

                             11   - PROSPECTUS
dividend income, consistent with the preservation of invested capital by investing primarily in a portfolio of dividend paying equity securities included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.

ENTERPRISE PORTFOLIO

Seeks capital appreciation through investments in securities believed by the investment advisor to have above average potential for capital appreciation.

THE INVESTMENT ADVISERS

Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), a Delaware Corporation, whose address is Two World Trade Center, New York, New York 10048, is the Investment Manager for the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Value Portfolio, the Mid-Cap Growth Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (the "Morgan Stanley Dean Witter Portfolios"). MSDW Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW")

MSDW Advisors provides administrative services, manages the Dean Witter Portfolios' business affairs and manages the investment of the Morgan Stanley Dean Witter Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MSDW Advisors has retained Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Dean Witter Portfolios. For its services, the Morgan Stanley Dean Witter Portfolios pay MSDW Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MSDW Advisors and the respective fees of the Morgan Stanley Dean Witter Portfolios.

With regard to the North American Government Securities Portfolio and the Emerging Markets Portfolio, TCW Funds Management ("TCW"), under a Sub-Advisory Agreement with MSDW Advisors, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the MSDW Advisors. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.

With regard to the Growth Portfolio, Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), under a Sub-Advisory Agreement with MSDW Advisers, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MSDW Advisors. MSDW Investment Management, like MSDW Advisors, is a wholly-owned subsidiary of MSDW. MSDW Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.

In addition to acting as the Sub-Adviser for the Growth Portfolio, MSDW Investment Management, pursuant to an Investment Advisory Agreement with the Morgan Stanley Dean Witter Universal Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio. As the investment adviser, MSDW Investment Managment, provides investment advice and portfolio management services for the Emerging Markets Debt Portfolio, subject to the supervision of the Morgan Stanley Dean Witter Universal Fund's Board of Directors.

The investment adviser for the High Yield Portfolio and the Mid Cap Value Portfolio is Miller Anderson & Sherrerd, LLP ("MAS"). MAS is a Pennsylvania limited liability partnership founded in 1969 with its principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provides investment advisory services to employee benefit plans, endowment portfolios, foundations and other institutional investors and has served as an investment adviser to several open-end investment companies. MAS is an indirect wholly-owned subsidiary of MSDW.

The Investment Adviser with respect to the Strategic Stock Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly-owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly-owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $75 billion under management or supervision. Van Kampen Investments Inc.'s more than 50 open-end and 39 closed end portfolios and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

                             12   - PROSPECTUS

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under Your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contracts Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

PERFORMANCE RELATED INFORMATION
      --------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a NON-STANDARDIZED TOTAL RETURN that predates the inception of the Separate Account. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Money Market Fund Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Separate Account may also disclose YIELD for periods prior to the date the Separate Account commenced operations. For these periods, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts. No yield disclosure for periods prior to the date of the Separate Account will be used without the yield disclosure for periods as of the inception of the Separate Account.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment

                             13   - PROSPECTUS
strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE CONTRACT
      --------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE
WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in Automatic Additions or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued, or age 85 if your Contract is issued in New York. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be processed on the next Valuation Day. If we receive your Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until your provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

                             14   - PROSPECTUS

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charge.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owner's Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

TELEPHONE TRANSFERS -- In most states, you can make transfers by calling us at
(800) 862-6668. Hartford, our agents or our affiliates are not responsible for losses resulting from telephone requests that we believe are genuine. We will use reasonable procedures to confirm that telephone instructions are genuine, including requiring that callers provide certain identification information and recording all telephone transfer instructions.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.

CHARGES AND FEES
      --------------------------------------------------------------------

There are 5 charges and fees associated with the Contract:

1. MORTALITY AND EXPENSE RISK CHARGE

For assuming risks under the Contract before the Annuity Commencement Date, we will deduct a daily charge at the rate of 1.50 % per year of Contract Value (estimated at .95% for mortality and .55% for expenses). After the Annuity Commencement Date, we will deduct a daily charge totaling 1.25% per year of Contract Value (estimated at .90% for mortality and .35% for expense).

                             15   - PROSPECTUS

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value. The risk that we bear during this period is that actual mortality rates may be lower than anticipated.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

EXPENSE RISK -- We also bear an expense risk that the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

2. ADMINISTRATION CHARGE

To cover the costs of administering your Contract, we deduct a daily charge which is equal to an annual rate of 0.15% of Sub-Account Value during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge deducted for your Contract and the amount of expenses that are attributed to your Contract.

3. ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $100,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $100,000 or more on your Contract Anniversary or when you fully Surrender your Contract. We reserve the right to waive the Annual Maintenance Fee under certain conditions.

4. PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

5. CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT
      --------------------------------------------------------------------

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The Contract Value on the date the death certificate or other legal document acceptable to us is received; or

                             16   - PROSPECTUS

- 100% of all Premium Payments paid into the Contract minus any partial Surrenders; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value resulting from this series of calculations.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.
REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE
THE ANNUITY COMMENCEMENT DATE:

-----------------------------------------------------------------
IF THE          AND...          AND...          THEN THE...
DECEASED IS
THE...
Contract Owner  There is a      The Annuitant   Joint Contract
                surviving       is living or    Owner receives
                joint Contract  deceased        the Death
                Owner                           Benefit.
-----------------------------------------------------------------
Contract Owner  There is no     The Annuitant   Designated
                surviving       is living or    Beneficiary
                joint Contract  deceased        receives the
                Owner                           Death Benefit.
-----------------------------------------------------------------
Contract Owner  There is no     The Annuitant   Contract Owner's
                surviving       is living or    estate receives
                joint Contract  deceased        the Death
                Owner and the                   Benefit.
                Beneficiary
                predeceases
                the Contract
                Owner
-----------------------------------------------------------------
Annuitant       The Contract    There is no     Death Benefit is
                Owner is        named           paid to the
                living          Contingent      Contract Owner(s)
                                Annuitant       and not the
                                                designated
                                                Beneficiary.
-----------------------------------------------------------------
Annuitant       The Contract    The Contingent  Contingent
                Owner is        Annuitant is    Annuitant becomes
                living          living          the Annuitant,
                                                and the Contract
                                                continues.
-----------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER
THE ANNUITY COMMENCEMENT DATE:

----------------------------------------------------
IF THE       AND...            THEN THE...
DECEASED IS
THE...
Contract     The Annuitant is  Designated
Owner        living            Beneficiary becomes
                               the Contract Owner.
----------------------------------------------------
Annuitant    The Contract      Contract Owner
             Owner is living   receives the Death
                               Benefit.
----------------------------------------------------
Annuitant    The Annuitant is  Designated
             also the          Beneficiary receives
             Contract Owner    the Death Benefit.
----------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

                             17   - PROSPECTUS

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. This spousal continuation is available only once for each Contract.

SURRENDERS
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WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you elect the Payments for a Period Certain Annuity Payout Option, but check with your tax advisor because there may be adverse tax consequences.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

                             18   - PROSPECTUS

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
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THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

1.  When do you want Annuity Payouts to begin?

2.  Which Annuity Payout Option do you want to use?

3.  How often do you want to receive Annuity Payouts?

4.  What level of Assumed Investment Return should you choose?

5.  Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is earlier. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options.

OPTION 1 -- LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

OPTION 2 -- LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return.

                             19   - PROSPECTUS

OPTION 3 -- LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to (a) continue Annuity Payouts for the remainder of the guaranteed number of years or
(b) receive the Commuted Value in one sum.

For Qualified Contracts, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payout after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or
- Decrease to 50%.
For variable-dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed-dollar amount Annuity Payouts, the percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary has two options, (a) continue Annuity Payouts for the remainder of the guaranteed number of years or (b) receive the Commuted Value in one sum.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed-dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

OPTION 6 -- PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED THE PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION.

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will automatically begin on the Annuity Commencement Date under the Payments for a Period Certain Annuity Payout Option using a ten year period certain.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Annuity Payout Option 1 -- Life Annuity.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT LEVEL OF ASSUMED INVESTMENT RETURN DO YOU PREFER?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

                             20   - PROSPECTUS

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the sub-accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT FIXED-DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed-dollar amounts, variable-dollar amounts or a combination depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payout Option tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and,

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed-dollar amount and variable-dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed-dollar amount and 60% variable-dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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AUTOMATIC ADDITIONS -- Automatic Additions is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium

                             21   - PROSPECTUS

Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET REBALANCER -- Asset Rebalancer is a program that allows you to choose a customized allocation for your Sub-Accounts to help you reach your investment goals. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under Asset Rebalancer, your Sub-Account allocations are rebalanced to the percentages you have chosen. You can only participate in one model at a time.

OTHER INFORMATION
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ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 6% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

YEAR 2000

IN GENERAL -- The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.

                             22   - PROSPECTUS

The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.

INTERNAL YEAR 2000 EFFORTS AND TIMETABLE -- Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues;
(2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.

THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE -- Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.

YEAR 2000 COSTS -- The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.

RISKS AND CONTINGENCY PLANS -- If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.

Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.

LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

                             23   - PROSPECTUS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:

  Hartford Life Insurance Company
  Attn: Individual Annuity Services
  P.O. Box 5085
  Hartford, Connecticut 06102-5085.
  Telephone: (800) 862-6668 (Contract Owners)
             (800) 862-4397 (Account Executives)

FEDERAL TAX CONSIDERATIONS
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WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND
THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

1. NON-NATURAL PERSONS, CORPORATIONS, ETC. Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

2. OTHER CONTRACT OWNERS (NATURAL PERSONS). A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

                             24   - PROSPECTUS

a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and
(2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN
WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

3. Distributions attributable to a recipient's becoming disabled.

4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

                             25   - PROSPECTUS

5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

f. REQUIRED DISTRIBUTIONS

i. DEATH OF CONTRACT OWNER OR PRIMARY ANNUITANT

Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii. ALTERNATIVE ELECTION TO SATISFY DISTRIBUTION REQUIREMENTS

If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election must be made and payments must begin within a year of the death.

iii. SPOUSE BENEFICIARY

If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

3. DIVERSIFICATION REQUIREMENTS. The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT. In order for a variable annuity contract to qualify for tax deferral,

                             26   - PROSPECTUS
assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:

1. NON-PERIODIC DISTRIBUTIONS.

The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If there is no election to waive withholding, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

2. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE
OVER A PERIOD GREATER THAN ONE YEAR).

The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT
ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

                             27   - PROSPECTUS

APPENDIX I - INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS
      --------------------------------------------------------------------

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

    1. Tax-Qualified Pension or Profit-Sharing Plans Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

    2. Tax Sheltered Annuities Under Section 403(b) Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

    3. Deferred Compensation Plans Under Section 457 A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 1999, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Eligible Deferred Compensation Plans that were in existence on

                             28   - PROSPECTUS

August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

    4.  Individual Retirement Annuities ("IRAs") Under Section 408

Traditional IRAs. Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAs. Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

Roth IRAs. Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

    5. Federal Tax Penalties and Withholding Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) Penalty Tax on Early Distributions Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

                             29   - PROSPECTUS

(b) Minimum Distribution Penalty Tax If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.
The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) Withholding In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

                             30   - PROSPECTUS

TABLE OF CONTENTS TO
STATEMENT OF ADDITIONAL
INFORMATION

  SECTION                                     PAGE
-----------------------------------------------------------
Description of Hartford Life Insurance
 Company
-----------------------------------------------------------
Safekeeping of Assets
-----------------------------------------------------------
Independent Public Accountants
-----------------------------------------------------------
Distribution of Contracts
-----------------------------------------------------------
Calculation of Yield and Return
-----------------------------------------------------------
Performance Comparisons
-----------------------------------------------------------
Financial Statements
-----------------------------------------------------------

                             31   - PROSPECTUS

This form must be completed for all tax-sheltered annuities.

SECTION 403(b)(11) ACKNOWLEDGMENT FORM
---------------------------------------------------------------

The Hartford Variable Annuity Contract that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

        a. attained age 59 1/2,

        b. separated from service,

        c. died, or

        d. become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than the Hartford Variable Annuity. Please refer to your Plan.

Please complete the following and return to:

        Hartford Life Insurance Company
       Individual Annuity Services
       P.O. Box 5085
       Hartford, CT 06102-5085
Name of Contract Owner/Participant ______________________
Address _________________________________________________
City or Plan/School District ____________________________
Date: ___________________________________________________
Contract No: ____________________________________________
Signature: ______________________________________________

--------------------------------------------------------------------------------

To obtain a Statement of Additional Information, please complete the form below and mail to:

       Hartford Life Insurance Company
       Attn: Individual Annuity Services
       P.O. Box 5085
       Hartford, CT 06102-5085

Please send a Statement of Additional Information to me at the following address:

-------------------------------------------------------
Name

-------------------------------------------------------
Address

-------------------------------------------------------
City/State                                                 Zip Code

                                       PART B

                         STATEMENT OF ADDITIONAL INFORMATION

                          HARTFORD LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT THREE
                          SELECT DIMENSIONS ASSETMANAGER


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.





Date of Prospectus: May 3, 1999


Date of Statement of Additional Information: May 3, 1999

                                  TABLE OF CONTENTS


SECTION                                                                    PAGE

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY . . . . . . . . . . . . . .  3

SAFEKEEPING OF ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . .  3

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . .  3

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . .  3

CALCULATION OF YIELD AND RETURN. . . . . . . . . . . . . . . . . . . . . .  4

PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . . . . . . . . .  8

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .  SA-1

                    DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                 HARTFORD'S RATINGS


--------------------------------------------------------------------------------
                                 Effective
Rating Agency                  Date of Rating   Rating    Basis of Rating
--------------------------------------------------------------------------------
A.M. Best and Company, Inc.       1/1/99           A+      Financial performance
--------------------------------------------------------------------------------
Standard & Poor's                 6/1/98          AA      Insurer financial
                                                          strength
--------------------------------------------------------------------------------
Duff & Phelps                   12/21/98          AA+     Claims paying ability
--------------------------------------------------------------------------------

                               SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                           INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                             DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the securities issued with respect to the Separate Account and will offer the Contracts on a continuous basis.

HSD is an affiliate of Hartford. Hartford's parent company indirectly owns 100% of HSD. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salespersons of HSD, who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 1998: $1,627,728; 1997: $3,556,222; and 1996: $2,517,574. HSD has
retained none of these commissions.

                           CALCULATION OF YIELD AND RETURN

YIELD OF THE MONEY MARKET SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Money Market Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:

                                                 365/7
     Effective Yield = [(Base Period Return + 1)      ] - 1


--------------------------------------------------------------------------------
SUB-ACCOUNT                   YIELD                         EFFECTIVE YIELD
--------------------------------------------------------------------------------
Money Market *                 3.05%                              3.10%
--------------------------------------------------------------------------------

* Yield and effective yield for the seven day period ending December 31, 1998.

THE MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

YIELDS OF NORTH AMERICAN GOVERNMENT SECURITIES AND DIVERSIFIED INCOME SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of these Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Portfolio share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Portfolio.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset based charges assessed under the Contract over the base period. Yield quotations based on a 30 day period ended December 31, 1998 were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:
                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where       A = Dividends and interest earned during the period.
            B = Expenses accrued for the period (net of reimbursements).
            C = The average daily number of units outstanding during the period that were entitled to receive dividends.
            D = The maximum offering price per unit on the last day of the period.

--------------------------------------------------------------------------------

SUB-ACCOUNT                                           YIELD
--------------------------------------------------------------------------------
North American Government Securities **               3.24%
--------------------------------------------------------------------------------
Diversified Income **                                 6.50%
--------------------------------------------------------------------------------
High Yield **                                         8.00%
--------------------------------------------------------------------------------

**  Yield quotation based on a 30 day period ended December 31, 1998.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

The following are the standardized average annual total return quotations for the Sub-Accounts for the 1, 5, and 10 year periods ended December 31, 1998. (These returns assume a mortality and risk expense charge of 1.50% and an Annual Maintenance Fee of $30.)



                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                                 DECEMBER 31, 1998

----------------------------------------------------------------------------------------
                              INCEPTION                                         SINCE
SUB-ACCOUNT                     DATE        1 YEAR     5 YEAR       10 YEAR   INCEPTION
----------------------------------------------------------------------------------------
American Value                11/8/94       25.64%      N/A           N/A      22.62%
----------------------------------------------------------------------------------------
Balanced Growth               11/8/94        9.54%      N/A           N/A      11.76%
----------------------------------------------------------------------------------------
Developing Growth             11/8/94        4.25%      N/A           N/A      15.76%
----------------------------------------------------------------------------------------
Dividend Growth               11/8/94       14.75%      N/A           N/A      21.69%
----------------------------------------------------------------------------------------
Diversified Income            11/8/94       -0.49%      N/A           N/A       1.97%
----------------------------------------------------------------------------------------
Emerging Markets              11/8/94      -33.20%      N/A           N/A      -9.51%
----------------------------------------------------------------------------------------
Global Equity                 11/8/94       10.24%      N/A           N/A       6.53%
----------------------------------------------------------------------------------------
Growth                        11/8/94        8.35%      N/A           N/A      12.72%
----------------------------------------------------------------------------------------
Mid-Cap Growth                 1/2/97        0.94%      N/A           N/A       6.21%
----------------------------------------------------------------------------------------
Money Market                  11/8/94        0.44%      N/A           N/A       0.09%
----------------------------------------------------------------------------------------
North American Government     11/8/94       -0.43%      N/A           N/A      -0.10%
Securities
----------------------------------------------------------------------------------------
Utilities                     11/8/94       17.23%      N/A           N/A      15.50%
----------------------------------------------------------------------------------------
Value-Added Market            11/8/94        7.36%      N/A           N/A      14.82%
----------------------------------------------------------------------------------------
Enterprise                     4/1/98          N/A      N/A           N/A       3.32%
----------------------------------------------------------------------------------------
Strategic Stock                4/1/98          N/A      N/A           N/A      -0.36%
----------------------------------------------------------------------------------------
Emerging Markets Debt          4/1/98          N/A      N/A           N/A     -35.61%
----------------------------------------------------------------------------------------
High Yield                     4/1/98          N/A      N/A           N/A      -3.13%
----------------------------------------------------------------------------------------
Mid-Cap Value                  4/1/98          N/A      N/A           N/A      -2.06%
----------------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Annual Maintenance Fee is not deducted and the time periods used to calculate return are based on the inception date of the underlying Funds. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The following are the non-standardized annualized total return quotations for the Sub-Accounts for the 1, 5, and 10 year periods ended December 31, 1998. (These returns assume a mortality and risk expense charge of 1.50%.)


             NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE
               INCEPTION DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED
                                 DECEMBER 31, 1998

----------------------------------------------------------------------------------------
                              INCEPTION                                         SINCE
SUB-ACCOUNT                     DATE        1 YEAR     5 YEAR       10 YEAR   INCEPTION
----------------------------------------------------------------------------------------
American Value                11/8/94       28.64%      N/A           N/A      25.27%
----------------------------------------------------------------------------------------
Balanced Growth               11/8/94       12.54%      N/A           N/A      14.72%
----------------------------------------------------------------------------------------
Developing Growth             11/8/94        7.25%      N/A           N/A      18.34%
----------------------------------------------------------------------------------------
Dividend Growth               11/8/94       17.75%      N/A           N/A      24.22%
----------------------------------------------------------------------------------------
Diversified Income            11/8/94        2.51%      N/A           N/A       5.42%
----------------------------------------------------------------------------------------
Emerging Markets              11/8/94      -30.20%      N/A           N/A      -5.53%
----------------------------------------------------------------------------------------
Global Equity                 11/8/94       13.24%      N/A           N/A       9.85%
----------------------------------------------------------------------------------------
Growth                        11/8/94       11.35%      N/A           N/A      15.74%
----------------------------------------------------------------------------------------
Mid-Cap Growth                 1/2/97        3.94%      N/A           N/A       9.15%
----------------------------------------------------------------------------------------
Money Market                  11/8/94        3.44%      N/A           N/A       3.66%
----------------------------------------------------------------------------------------
North American                11/8/94        2.57%      N/A           N/A       3.47%
----------------------------------------------------------------------------------------
Government Securities
Utilities                     11/8/94       20.23%      N/A           N/A      18.44%
----------------------------------------------------------------------------------------
Value-Added Market            11/8/94       10.36%      N/A           N/A      17.67%
----------------------------------------------------------------------------------------
Enterprise                     4/1/98          N/A      N/A           N/A       6.32%
----------------------------------------------------------------------------------------
Strategic Stock                4/1/98          N/A      N/A           N/A       2.64%
----------------------------------------------------------------------------------------
Emerging Markets Debt          4/1/98          N/A      N/A           N/A     -32.61%
----------------------------------------------------------------------------------------
High Yield                     4/1/98          N/A      N/A           N/A      -0.13%
----------------------------------------------------------------------------------------
Mid-Cap Value                  4/1/98          N/A      N/A           N/A       0.94%
----------------------------------------------------------------------------------------

                              PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include about 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers HLS Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

HARTFORD LIFE INSURANCE COMPANY                                             SA-1
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
 TO HARTFORD LIFE INSURANCE COMPANY
 SEPARATE ACCOUNT THREE AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Three (Money Market Portfolio, North American Government Securities Portfolio, Balanced Portfolio, Utilities Portfolio, Dividend Growth Portfolio, Value-Added Market Portfolio, Growth Portfolio, American Value Portfolio, Global Equity Portfolio, Developing Growth Portfolio, Emerging Markets Portfolio, Diversified Income Portfolio, Mid-Cap Growth Portfolio, High Yield Portfolio, Mid-Cap Portfolio, Emerging Markets Debt Portfolio, Strategic Stock Portfolio, and Enterprise Portfolio), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 15, 1999                                            ARTHUR ANDERSEN LLP

 SA-2                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
 STATEMENTS OF ASSETS & LIABILITIES
 DECEMBER 31, 1998

                                               NORTH AMERICAN
                                                 GOVERNMENT
                                 MONEY           SECURITIES
                           MARKET PORTFOLIO       PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------   ---------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Money Market
     Portfolio
      Shares 9,681,027
      Cost $9,681,027
      Market Value.......      $9,681,027           --
    North American
     Government
     Securities Portfolio
      Shares 83,072
      Cost $839,998
      Market Value.......        --               $  843,179
    Balanced Growth
     Portfolio
      Shares 770,270
      Cost $11,079,141
      Market Value.......        --                 --
    Utilities Portfolio
      Shares 328,294
      Cost $4,879,422
      Market Value.......        --                 --
    Dividend and Growth
     Portfolio
      Shares 3,546,756
      Cost $63,451,773
      Market Value.......        --                 --
    Value-Added Market
     Portfolio
      Shares 1,414,630
      Cost $21,709,319
      Market Value.......        --                 --
    Growth Portfolio
      Shares 305,601
      Cost $34,532,827
      Market Value.......        --                 --
    American Value
     Portfolio
      Shares 1,620,036
      Cost $28,275,121
      Market Value.......        --                 --
    Global Equity
     Portfolio
      Shares 1,074,553
      Cost $13,436,117
      Market Value.......        --                 --
  Due from Hartford Life
   Insurance Company.....        --                 --
  Receivable from fund
   shares sold...........          11,776                 32
                           -----------------   ---------------
  Total Assets...........       9,692,803            843,211
                           -----------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          11,768                 34
  Payable for fund shares
   purchased.............        --                 --
                           -----------------   ---------------
  Total Liabilities......          11,768                 34
                           -----------------   ---------------
  Net Assets (variable
   annuity contract
   liabilities)..........      $9,681,035         $  843,177
                           -----------------   ---------------
                           -----------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-3
--------------------------------------------------------------------------------



                                                            DIVIDEND     VALUE-ADDED                     AMERICAN        GLOBAL
                             BALANCED       UTILITIES        GROWTH         MARKET         GROWTH         VALUE          EQUITY
                             PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Money Market
     Portfolio
      Shares 9,681,027
      Cost $9,681,027
      Market Value.......      --              --             --             --             --             --             --
    North American
     Government
     Securities Portfolio
      Shares 83,072
      Cost $839,998
      Market Value.......      --              --             --             --             --             --             --
    Balanced Growth
     Portfolio
      Shares 770,270
      Cost $11,079,141
      Market Value.......  $12,617,022         --             --             --             --             --             --
    Utilities Portfolio
      Shares 328,294
      Cost $4,879,422
      Market Value.......      --           $6,142,373        --             --             --             --             --
    Dividend and Growth
     Portfolio
      Shares 3,546,756
      Cost $63,451,773
      Market Value.......      --              --         $78,205,970        --             --             --             --
    Value-Added Market
     Portfolio
      Shares 1,414,630
      Cost $21,709,319
      Market Value.......      --              --             --         $27,146,755        --             --             --
    Growth Portfolio
      Shares 305,601
      Cost $34,532,827
      Market Value.......      --              --             --             --          $5,571,107        --             --
    American Value
     Portfolio
      Shares 1,620,036
      Cost $28,275,121
      Market Value.......      --              --             --             --             --         $37,763,046        --
    Global Equity
     Portfolio
      Shares 1,074,553
      Cost $13,436,117
      Market Value.......      --              --             --             --             --             --         $15,785,190
  Due from Hartford Life
   Insurance Company.....        5,233             124          5,081             65          1,159         80,137          1,949
  Receivable from fund
   shares sold...........      --                  406        --             --             --             --             --
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------
  Total Assets...........   12,622,255       6,142,903     78,211,051     27,146,820      5,572,266     37,843,183     15,787,139
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              --             --             --             --             --             --
  Payable for fund shares
   purchased.............        5,246         --               3,951            156          1,203         79,961          1,921
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------
  Total Liabilities......        5,246         --               3,951            156          1,203         79,961          1,921
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $12,617,009      $6,142,903    $78,207,100    $27,146,664     $5,571,063    $37,763,222    $15,785,218
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------

 SA-4                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                            DEVELOPING      EMERGING
                              GROWTH        MARKETS
                            PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Developing Growth
     Portfolio
      Shares 332,915
      Cost $5,400,245
      Market Value.......   $6,927,952        --
    Emerging Markets
     Portfolio
      Shares 147,336
      Cost $1,557,101
      Market Value.......      --          $1,165,424
    Diversified Income
     Portfolio
      Shares 1,279,817
      Cost $13,039,634
      Market Value.......      --             --
    Mid-Cap Growth
     Portfolio
      Shares 263,850
      Cost $2,905,773
      Market Value.......      --             --
  Investments in Morgan
   Stanley Universal
   Funds:
    High Yield Portfolio
      Shares 40,897
      Cost $438,209
      Market Value.......      --             --
    Mid-Cap Portfolio
      Shares 27,437
      Cost $377,432
      Market Value.......      --             --
    Emerging Markets Debt
     Portfolio
      Shares 3,074
      Cost $23,779
      Market Value.......      --             --
  Investments in Van
   Kampen Funds:
    Strategic Stock
     Portfolio
      Shares 57,168
      Cost $644,056
      Market Value.......      --             --
    Enterprise Portfolio
      Shares 3,441
      Cost $68,226
      Market Value.......      --             --
  Due from Hartford Life
   Insurance Company.....          182        --
  Receivable from fund
   shares sold...........      --                  45
                           ------------   ------------
  Total Assets...........    6,928,134      1,165,469
                           ------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                  75
  Payable for fund shares
   purchased.............          147        --
                           ------------   ------------
  Total Liabilities......          147             75
                           ------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $6,927,987     $1,165,394
                           ------------   ------------
                           ------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-5
--------------------------------------------------------------------------------

                           DIVERSIFIED      MID-CAP                                      EMERGING
                              INCOME         GROWTH       HIGH YIELD      MID-CAP      MARKETS DEBT    STRATEGIC STOCK
                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ------------   ------------   ------------   ------------   -------------   ----------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Developing Growth
     Portfolio
      Shares 332,915
      Cost $5,400,245
      Market Value.......      --             --             --             --             --               --
    Emerging Markets
     Portfolio
      Shares 147,336
      Cost $1,557,101
      Market Value.......      --             --             --             --             --               --
    Diversified Income
     Portfolio
      Shares 1,279,817
      Cost $13,039,634
      Market Value.......  $12,708,581        --             --             --             --               --
    Mid-Cap Growth
     Portfolio
      Shares 263,850
      Cost $2,905,773
      Market Value.......      --          $3,129,258        --             --             --               --
  Investments in Morgan
   Stanley Universal
   Funds:
    High Yield Portfolio
      Shares 40,897
      Cost $438,209
      Market Value.......      --             --           $ 423,287        --             --               --
    Mid-Cap Portfolio
      Shares 27,437
      Cost $377,432
      Market Value.......      --             --             --          $  407,995        --               --
    Emerging Markets Debt
     Portfolio
      Shares 3,074
      Cost $23,779
      Market Value.......      --             --             --             --           $  18,753          --
  Investments in Van
   Kampen Funds:
    Strategic Stock
     Portfolio
      Shares 57,168
      Cost $644,056
      Market Value.......      --             --             --             --             --             $  682,008
    Enterprise Portfolio
      Shares 3,441
      Cost $68,226
      Market Value.......      --             --             --             --             --               --
  Due from Hartford Life
   Insurance Company.....      --               1,627          2,284        --             --               --
  Receivable from fund
   shares sold...........       11,004        --             --                  15              1                26
                           ------------   ------------   ------------   ------------   -------------   ----------------
  Total Assets...........   12,719,585      3,130,885        425,571        408,010         18,754           682,034
                           ------------   ------------   ------------   ------------   -------------   ----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       11,007        --             --                  15              1                26
  Payable for fund shares
   purchased.............      --               1,628          2,284        --             --               --
                           ------------   ------------   ------------   ------------   -------------   ----------------
  Total Liabilities......       11,007          1,628          2,284             15              1                26
                           ------------   ------------   ------------   ------------   -------------   ----------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $12,708,578     $3,129,257      $ 423,287     $  407,995      $  18,753        $  682,008
                           ------------   ------------   ------------   ------------   -------------   ----------------
                           ------------   ------------   ------------   ------------   -------------   ----------------


                            ENTERPRISE
                            PORTFOLIO
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Developing Growth
     Portfolio
      Shares 332,915
      Cost $5,400,245
      Market Value.......      --
    Emerging Markets
     Portfolio
      Shares 147,336
      Cost $1,557,101
      Market Value.......      --
    Diversified Income
     Portfolio
      Shares 1,279,817
      Cost $13,039,634
      Market Value.......      --
    Mid-Cap Growth
     Portfolio
      Shares 263,850
      Cost $2,905,773
      Market Value.......      --
  Investments in Morgan
   Stanley Universal
   Funds:
    High Yield Portfolio
      Shares 40,897
      Cost $438,209
      Market Value.......      --
    Mid-Cap Portfolio
      Shares 27,437
      Cost $377,432
      Market Value.......      --
    Emerging Markets Debt
     Portfolio
      Shares 3,074
      Cost $23,779
      Market Value.......      --
  Investments in Van
   Kampen Funds:
    Strategic Stock
     Portfolio
      Shares 57,168
      Cost $644,056
      Market Value.......      --
    Enterprise Portfolio
      Shares 3,441
      Cost $68,226
      Market Value.......   $   77,055
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........            3
                           ------------
  Total Assets...........       77,058
                           ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            3
  Payable for fund shares
   purchased.............      --
                           ------------
  Total Liabilities......            3
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $   77,055
                           ------------
                           ------------

 SA-6                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                                        UNITS
                                       OWNED BY        UNIT         CONTRACT
                                     PARTICIPANTS      PRICE        LIABILITY
                                     ------------   -----------   -------------

INDIVIDUAL DEFERRED ANNUITY
 CONTRACTS IN THE ACCUMULATION
 PERIOD:
  Money Market Portfolio...........      825,471    $ 11.727893   $   9,681,035
  North American Government
   Securities Portfolio............       72,425      11.642026         843,177
  Balanced Portfolio...............      706,490      17.858730      12,617,009
  Utilities Portfolio..............      301,248      20.391484       6,142,903
  Dividend Growth Portfolio........    3,147,567      24.846842      78,207,100
  Value-Added Market Portfolio.....    1,353,336      19.843369      26,854,745
  Growth Portfolio.................      300,655      18.529740       5,571,063
  American Value Portfolio.........    1,467,720      25.729172      37,763,222
  Global Equity Portfolio..........    1,058,141      14.917879      15,785,218
  Developing Growth Portfolio......      340,981      20.317799       6,927,987
  Emerging Markets Portfolio.......      146,026       7.980718       1,165,394
  Diversified Income Portfolio.....    1,010,489      12.576658      12,708,578
  Mid-Cap Growth Portfolio.........      262,675      11.913063       3,129,257
  High Yield Portfolio.............       42,358       9.993200         423,287
  Mid-Cap Portfolio................       40,509      10.071717         407,995
  Emerging Markets Debt
   Portfolio.......................        2,777       6.752049          18,753
  Strategic Stock Portfolio........       66,321      10.283526         682,008
  Enterprise Portfolio.............        7,234      10.652197          77,055
                                                                  -------------
  SUB-TOTAL........................                                 219,005,785
                                                                  -------------

INDIVIDUAL ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
  Value-Added Market Portfolio.....       14,711      19.843369         291,919
                                                                  -------------
  SUB-TOTAL........................                                     291,919
                                                                  -------------
GRAND TOTAL:.......................                               $ 219,297,704
                                                                  -------------
                                                                  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                    (This page has been left blank intentionally.)

 SA-8                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                           NORTH AMERICAN
                                             GOVERNMENT
                           MONEY MARKET      SECURITIES
                             PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------   ---------------
INVESTMENT INCOME:
  Dividends..............    $ 394,845         $24,239
EXPENSES:
  Mortality and expense
   undertakings..........     (110,113)         (7,890)
                           -------------       -------
    Net investment income
     (loss)..............      284,732          16,349
                           -------------       -------
CAPITAL GAINS INCOME.....      --              --
                           -------------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                  (53)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --               (1,035)
                           -------------       -------
    Net gain (loss) on
     investments.........      --               (1,088)
                           -------------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 284,732         $15,261
                           -------------       -------
                           -------------       -------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-9
--------------------------------------------------------------------------------

                                                           DIVIDEND      VALUE-ADDED                     AMERICAN        GLOBAL
                             BALANCED      UTILITIES        GROWTH          MARKET         GROWTH         VALUE          EQUITY
                            PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Dividends..............   $   251,285     $ 81,279     $   1,225,787    $   287,008     $ --          $   190,852    $   184,065
EXPENSES:
  Mortality and expense
   undertakings..........      (128,769)     (53,918)         (923,593)      (337,462)     (61,332)        (388,539)      (197,569)
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
    Net investment income
     (loss)..............       122,516       27,361           302,194        (50,454)     (61,332)        (197,687)       (13,504)
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
CAPITAL GAINS INCOME.....       182,182       40,060         2,757,300        348,777      117,693        2,346,274         51,144
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (246)       2,661           (39,000)         1,753         (176)         (25,094)       (35,419)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       757,197      764,558         7,466,831      2,080,349      465,996        5,191,767      1,627,845
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
    Net gain (loss) on
     investments.........       756,951      767,219         7,427,831      2,082,102      465,820        5,166,673      1,592,426
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 1,061,649     $834,640     $  10,487,325    $ 2,380,425     $522,181      $ 7,315,260    $ 1,630,066
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------

 SA-10                                           HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            DEVELOPING      EMERGING
                              GROWTH        MARKETS
                            PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
INVESTMENT INCOME:
  Dividends..............    $ 14,955       $  17,282
EXPENSES:
  Mortality and expense
   undertakings..........     (93,171)        (19,788)
                           ------------   ------------
    Net investment income
     (loss)..............     (78,216)         (2,506)
                           ------------   ------------
CAPITAL GAINS INCOME.....       9,991           3,882
                           ------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (50,218)        (98,895)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     565,818        (425,945)
                           ------------   ------------
    Net gain (loss) on
     investments.........     515,600        (524,840)
                           ------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $447,375       $(523,464)
                           ------------   ------------
                           ------------   ------------

* From inception, April 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-11
--------------------------------------------------------------------------------

                           DIVERSIFIED      MID-CAP                                        EMERGING
                              INCOME         GROWTH       HIGH YIELD        MID-CAP      MARKETS DEBT    STRATEGIC STOCK
                            PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT*      SUB-ACCOUNT*
                           ------------   ------------   -------------   -------------   -------------   ----------------
INVESTMENT INCOME:
  Dividends..............    $ 740,327      $ 15,261        $ 17,840        $   908         $  2,236          $--
EXPENSES:
  Mortality and expense
   undertakings..........     (141,359)      (34,330)         (1,845)        (1,543)            (259)          (2,753)
                           ------------   ------------   -------------   -------------   -------------        -------
    Net investment income
     (loss)..............      598,968       (19,069)         15,995           (635)           1,977           (2,753)
                           ------------   ------------   -------------   -------------   -------------        -------
CAPITAL GAINS INCOME.....       13,039        22,379           3,182          8,170          --               --
                           ------------   ------------   -------------   -------------   -------------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (542)      (12,301)           (924)          (287)         (11,790)            (321)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (374,577)       93,824         (14,922)        30,563           (5,026)          37,952
                           ------------   ------------   -------------   -------------   -------------        -------
    Net gain (loss) on
     investments.........     (375,119)       81,523         (15,846)        30,276          (16,816)          37,631
                           ------------   ------------   -------------   -------------   -------------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 236,888      $ 84,833        $  3,331        $37,811         $(14,839)         $34,878
                           ------------   ------------   -------------   -------------   -------------        -------
                           ------------   ------------   -------------   -------------   -------------        -------


                            ENTERPRISE
                             PORTFOLIO
                           SUB-ACCOUNT*
                           -------------
INVESTMENT INCOME:
  Dividends..............      $--
EXPENSES:
  Mortality and expense
   undertakings..........        (237)
                               ------
    Net investment income
     (loss)..............        (237)
                               ------
CAPITAL GAINS INCOME.....      --
                               ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         820
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       8,829
                               ------
    Net gain (loss) on
     investments.........       9,649
                               ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $9,412
                               ------
                               ------

* From inception, April 1, 1998, to December 31, 1998.

 SA-12                                           HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                               NORTH AMERICAN
                                                 GOVERNMENT
                                 MONEY           SECURITIES
                           MARKET PORTFOLIO       PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................      $  284,732          $ 16,349
  Capital gains income...        --                 --
  Net realized gain
   (loss) on security
   transactions..........        --                     (53)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --                  (1,035)
                           -----------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         284,732            15,261
                           -----------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............       2,269,367           193,291
  Net transfers..........        (103,876)          228,171
  Surrenders for benefit
   payments and fees.....      (1,077,714)           (4,597)
  Net annuity
   transactions..........        --                 --
                           -----------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,087,777           416,865
                           -----------------   ---------------
  Total increase
   (decrease) in net
   assets................       1,372,509           432,126
NET ASSETS:
  Beginning of period....       8,308,526           411,051
                           -----------------   ---------------
  End of period..........      $9,681,035          $843,177
                           -----------------   ---------------
                           -----------------   ---------------

 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                               NORTH AMERICAN
                                                 GOVERNMENT
                                 MONEY           SECURITIES
                           MARKET PORTFOLIO       PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................      $  311,465          $ 12,978
  Capital gains income...        --                 --
  Net realized gain
   (loss) on security
   transactions..........        --                     134
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --                 378,264
                           -----------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         311,465            16,868
                           -----------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............      10,986,034            80,522
  Net transfers..........      (7,694,766)             (501)
  Surrenders for benefit
   payments and fees.....        (752,612)          (27,777)
  Net annuity
   transactions..........        --                 --
                           -----------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,538,656            52,244
                           -----------------   ---------------
  Total increase
   (decrease) in net
   assets................       2,850,121            69,112
NET ASSETS:
  Beginning of period....       5,458,405           341,939
                           -----------------   ---------------
  End of period..........      $8,308,526          $411,051
                           -----------------   ---------------
                           -----------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-13
--------------------------------------------------------------------------------

                                                             DIVIDEND     VALUE-ADDED                     AMERICAN        GLOBAL
                              BALANCED       UTILITIES        GROWTH         MARKET         GROWTH         VALUE          EQUITY
                             PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................  $      122,516    $    27,361   $    302,194   $    (50,454)   $   (61,332)  $   (197,687)  $    (13,504)
  Capital gains income...         182,182         40,060      2,757,300        348,777        117,693      2,346,274         51,144
  Net realized gain
   (loss) on security
   transactions..........            (246)         2,661        (39,000)         1,753           (176)       (25,094)       (35,419)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         757,197        764,558      7,466,831      2,080,349        465,996      5,191,767      1,627,845
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,061,649        834,640     10,487,325      2,380,425        522,181      7,315,260      1,630,066
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............       2,390,416      1,685,047      9,969,087      3,221,008        853,950      6,155,199      1,794,138
  Net transfers..........       3,698,381      1,330,554      8,540,385      1,399,020        760,745      4,983,345        764,415
  Surrenders for benefit
   payments and fees.....        (379,911)      (179,107)    (3,044,996)      (495,307)      (123,045)    (1,080,611)      (496,235)
  Net annuity
   transactions..........        --              --             --             (79,558)       --             --             --
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       5,708,886      2,836,494     15,464,476      4,045,163      1,491,650     10,057,933      2,062,318
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
  Total increase
   (decrease) in net
   assets................       6,770,535      3,671,134     25,951,801      6,425,588      2,013,831     17,373,193      3,692,384
NET ASSETS:
  Beginning of period....       5,846,474      2,471,769     52,255,299     20,721,076      3,557,232     20,390,029     12,092,834
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
  End of period..........  $   12,617,009    $ 6,142,903   $ 78,207,100   $ 27,146,664    $ 5,571,063   $ 37,763,222   $ 15,785,218
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------

                                                           DIVIDEND     VALUE-ADDED                     AMERICAN        GLOBAL
                             BALANCED      UTILITIES        GROWTH         MARKET         GROWTH         VALUE          EQUITY
                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................   $    27,082    $    25,725   $    207,230   $      1,105    $   (28,598)  $   (147,030)  $    (51,246)
  Capital gains income...        11,255          5,598      1,118,280         25,010          9,815        253,252         13,138
  Net realized gain
   (loss) on security
   transactions..........             1         (1,072)         1,187           (250)           (35)        25,705           (626)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         3,756        532,164        385,952      5,104,874      2,624,687        423,579      3,404,201
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       570,502        416,203      6,431,571      2,650,552        404,761      3,536,128        339,530
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     2,480,988        787,145     25,298,127      8,641,262      1,171,717      7,393,097      5,772,577
  Net transfers..........       773,542       (218,038)     5,093,960      1,738,699        745,942      1,198,780      1,004,060
  Surrenders for benefit
   payments and fees.....      (584,850)      (112,067)    (2,369,968)      (827,826)      (124,197)      (804,164)      (784,786)
  Net annuity
   transactions..........       --             --             --             341,474        --             --             --
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,669,680        457,040     28,022,119      9,893,609      1,793,462      7,787,713      5,991,851
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Total increase
   (decrease) in net
   assets................     3,240,182        873,243     34,453,690     12,544,161      2,198,223     11,323,841      6,331,381
NET ASSETS:
  Beginning of period....     2,606,292      1,598,526     17,801,609      8,176,915      1,359,009      9,066,188      5,761,453
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  End of period..........   $ 5,846,474    $ 2,471,769   $ 52,255,299   $ 20,721,076    $ 3,557,232   $ 20,390,029   $ 12,092,834
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------

 SA-14                                           HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            DEVELOPING      EMERGING
                              GROWTH        MARKETS
                            PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................   $  (78,216)    $   (2,506)
  Capital gains income...        9,991          3,882
  Net realized gain
   (loss) on security
   transactions..........      (50,218)       (98,895)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      565,818       (425,945)
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      447,375       (523,464)
                           ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      465,093        108,809
  Net transfers..........     (500,337)      (289,983)
  Surrenders for benefit
   payments and fees.....     (302,821)       (93,209)
  Net annuity
   transactions..........      --             --
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (338,065)      (274,383)
                           ------------   ------------
  Total increase
   (decrease) in net
   assets................      109,310       (797,847)
NET ASSETS:
  Beginning of period....    6,818,677      1,963,241
                           ------------   ------------
  End of period..........   $6,927,987     $1,165,394
                           ------------   ------------
                           ------------   ------------

  *  From inception, April 1, 1998, to December 31, 1998.

 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                 DEVELOPING      EMERGING
                                   GROWTH        MARKETS
                                 PORTFOLIO      PORTFOLIO
                                SUB-ACCOUNT    SUB-ACCOUNT
                                ------------   ------------
OPERATIONS:
  Net investment income
   (loss).....................   $  (65,434)    $  (17,516)
  Capital gains income........      --             --
  Net realized gain (loss) on
   security transactions......       (5,860)       (14,073)
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................      665,187        (42,909)
                                ------------   ------------
  Net increase (decrease) in
   net assets resulting from
   operations.................      593,893        (74,498)
                                ------------   ------------
UNIT TRANSACTIONS:
  Purchases...................    2,012,667        809,422
  Net transfers...............       36,985          6,465
  Surrenders for benefit
   payments and fees..........     (235,174)      (120,404)
  Net annuity transactions....      --             --
                                ------------   ------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........    1,814,478        695,483
                                ------------   ------------
  Total increase (decrease) in
   net assets.................    2,408,371        620,985
NET ASSETS:
  Beginning of period.........    4,410,306      1,342,256
                                ------------   ------------
  End of period...............   $6,818,677     $1,963,241
                                ------------   ------------
                                ------------   ------------

 **  From inception, January 21, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-15
--------------------------------------------------------------------------------

                           DIVERSIFIED      MID-CAP                                        EMERGING
                              INCOME         GROWTH       HIGH YIELD        MID-CAP      MARKETS DEBT    STRATEGIC STOCK
                            PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT*      SUB-ACCOUNT*
                           ------------   ------------   -------------   -------------   -------------   ----------------
OPERATIONS:
  Net investment income
   (loss)................  $    598,968    $  (19,069)      $ 15,995        $   (635)       $ 1,977          $ (2,753)
  Capital gains income...        13,039        22,379          3,182           8,170         --               --
  Net realized gain
   (loss) on security
   transactions..........          (542)      (12,301)          (924)           (287)       (11,790)             (321)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (374,577)       93,824        (14,922)         30,563         (5,026)           37,952
                           ------------   ------------   -------------   -------------   -------------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       236,888        84,833          3,331          37,811        (14,839)           34,878
                           ------------   ------------   -------------   -------------   -------------       --------
UNIT TRANSACTIONS:
  Purchases..............     1,329,914       627,674        303,764         152,667         54,001           280,816
  Net transfers..........     5,025,623       733,380        117,154         219,693        (20,302)          367,384
  Surrenders for benefit
   payments and fees.....      (573,911)      (92,782)          (962)         (2,176)          (107)           (1,070)
  Net annuity
   transactions..........       --            --             --              --              --               --
                           ------------   ------------   -------------   -------------   -------------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,781,626     1,268,272        419,956         370,184         33,592           647,130
                           ------------   ------------   -------------   -------------   -------------       --------
  Total increase
   (decrease) in net
   assets................     6,018,514     1,353,105        423,287         407,995         18,753           682,008
NET ASSETS:
  Beginning of period....     6,690,064     1,776,152        --              --              --               --
                           ------------   ------------   -------------   -------------   -------------       --------
  End of period..........  $ 12,708,578    $3,129,257       $423,287        $407,995        $18,753          $682,008
                           ------------   ------------   -------------   -------------   -------------       --------
                           ------------   ------------   -------------   -------------   -------------       --------


                            ENTERPRISE
                             PORTFOLIO
                           SUB-ACCOUNT*
                           -------------
OPERATIONS:
  Net investment income
   (loss)................     $  (237)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........         820
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       8,829
                           -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       9,412
                           -------------
UNIT TRANSACTIONS:
  Purchases..............      32,385
  Net transfers..........      36,080
  Surrenders for benefit
   payments and fees.....        (822)
  Net annuity
   transactions..........      --
                           -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      67,643
                           -------------
  Total increase
   (decrease) in net
   assets................      77,055
NET ASSETS:
  Beginning of period....      --
                           -------------
  End of period..........     $77,055
                           -------------
                           -------------

                                DIVERSIFIED       MID-CAP
                                   INCOME          GROWTH
                                 PORTFOLIO       PORTFOLIO
                                SUB-ACCOUNT    SUB-ACCOUNT**
                                ------------   --------------
OPERATIONS:
  Net investment income
   (loss).....................  $    270,857     $    1,157
  Capital gains income........         7,785        --
  Net realized gain (loss) on
   security transactions......           153          1,041
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................        12,589        129,661
                                ------------   --------------
  Net increase (decrease) in
   net assets resulting from
   operations.................       291,384        131,859
                                ------------   --------------
UNIT TRANSACTIONS:
  Purchases...................     2,936,575      1,190,000
  Net transfers...............     1,246,736        495,122
  Surrenders for benefit
   payments and fees..........      (347,647)       (40,829)
  Net annuity transactions....       --             --
                                ------------   --------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........     3,835,664      1,644,293
                                ------------   --------------
  Total increase (decrease) in
   net assets.................     4,127,048      1,776,152
NET ASSETS:
  Beginning of period.........     2,563,016        --
                                ------------   --------------
  End of period...............  $  6,690,064     $1,776,152
                                ------------   --------------
                                ------------   --------------

 SA-16                                           HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 1.  ORGANIZATION:

    Separate Account Three (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Morgan Stanley Dean Witter Select Dimensions Investment Series, the Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust Mutual Funds is valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

   c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.50% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                          ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 26, 1999

                             F-1     PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME
--------------------------------------------------------------------------------

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1998     1997     1996
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $2,218   $1,637   $1,705
   Net investment income...........................    1,759    1,368    1,397
   Net realized capital (losses) gains.............       (2)       4     (213)
                                                      ------   ------   ------
     Total revenues................................    3,975    3,009    2,889
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,911    1,379    1,535
   Amortization of deferred policy acquisition
    costs..........................................      431      335      234
   Dividends to policyholders......................      329      240      635
   Other expenses..................................      766      586      427
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    3,437    2,540    2,831
                                                      ------   ------   ------
   Income before income tax expense................      538      469       58
   Income tax expense..............................      188      167       20
                                                      ------   ------   ------
 Net income........................................   $  350   $  302   $   38
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

                             F-2     PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS
--------------------------------------------------------------------------------

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1998      1997
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $14,505 and
    $13,885).......................................   $14,818   $14,176
   Equity securities, at fair value................        31       180
   Policy loans, at outstanding balance............     6,684     3,756
   Other investments, at cost......................       264        47
                                                      -------   -------
     Total investments.............................    21,797    18,159
   Cash............................................        17        54
   Premiums receivable and agents' balances........        17        18
   Reinsurance recoverables........................     1,257     6,114
   Deferred policy acquisition costs...............     3,754     3,315
   Deferred income tax.............................       464       348
   Other assets....................................       695       682
   Separate account assets.........................    90,262    69,055
                                                      -------   -------
     Total assets..................................   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------
 Liabilities
   Future policy benefits..........................   $ 3,595   $ 3,059
   Other policyholder funds........................    19,615    21,034
   Other liabilities...............................     2,094     2,254
   Separate account liabilities....................    90,262    69,055
                                                      -------   -------
     Total liabilities.............................   115,566    95,402
                                                      -------   -------
 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Capital surplus.................................     1,045     1,045
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax...................................       184       179
                                                      -------   -------
     Total accumulated other comprehensive
      income.......................................       184       179
                                                      -------   -------
   Retained earnings...............................     1,462     1,113
                                                      -------   -------
     Total stockholder's equity....................     2,697     2,343
                                                      -------   -------
   Total liabilities and stockholder's equity......   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

                             F-3     PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------------

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                    ---------------
                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                                      (LOSSES) ON                       TOTAL
                                           COMMON     CAPITAL         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      SURPLUS         NET OF TAX       EARNINGS        EQUITY
                                           ------     -------       ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 1998
 Balance, December 31, 1997..............    $6        $    1,045        $179           $1,113         $2,343
 Comprehensive income
   Net income............................    --                --          --              350            350
                                                                                                    -------------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --           5               --              5
                                                                                                    -------------
 Total other comprehensive income........                                                                   5
                                                                                                    -------------
   Total comprehensive income                                                                             355
                                                                                                    -------------
 Dividends...............................    --                --          --               (1)            (1)
                                             --
                                                          -------      ------         -----------   -------------
     Balance, December 31, 1998..........    $6        $    1,045        $184           $1,462         $2,697
                                             --
                                                          -------      ------         -----------   -------------
 1997
 Balance, December 31, 1996..............    $6        $    1,045        $ 30           $  811         $1,892
 Comprehensive income
   Net income............................    --                --          --              302            302
                                                                                                    -------------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --         149               --            149
                                                                                                    -------------
 Total other comprehensive income........                                                                 149
                                                                                                    -------------
   Total comprehensive income                                                                             451
                                             --
                                                          -------      ------         -----------   -------------
     Balance, December 31, 1997..........    $6        $    1,045        $179           $1,113         $2,343
                                             --
                                                          -------      ------         -----------   -------------
 1996
 Balance, December 31, 1995..............    $6        $    1,007        $(57)          $  773         $1,729
 Comprehensive income
   Net income............................    --                --          --               38             38
                                                                                                    -------------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --          87               --             87
                                                                                                    -------------
 Total other comprehensive income........                                                                  87
                                                                                                    -------------
   Total comprehensive income............                                                                 125
                                                                                                    -------------
 Capital contribution....................    --                38          --               --             38
                                             --
                                                          -------      ------         -----------   -------------
     Balance, December 31, 1996..........    $6        $    1,045        $ 30           $  811         $1,892
                                             --
                                             --
                                                          -------      ------         -----------   -------------
                                                          -------      ------         -----------   -------------

------------------------------

    (1) Net unrealized capital gain on securities is reflected net of tax of $3, $80 and $47, as of December 31, 1998, 1997 and 1996, respectively.

    (2) There was no reclassification adjustment for after-tax gains (losses) realized in net income for the years ended December 31, 1998 and 1997. December 31, 1996 is net of a $142 reclassification adjustment for after-tax losses realized in net income.

                See Notes to Consolidated Financial Statements.

                             F-4     PROSPECTUS

HARTFORD LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1998       1997       1996
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    350   $    302   $     38
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Depreciation and amortization.........       (23)         8         14
  Net realized capital losses (gains)...         2         (4)       213
  Decrease in premiums receivable and
   agents' balances.....................         1        119         10
  (Decrease) increase in other
   liabilities..........................       (79)       223        577
  Change in receivables, payables, and
   accruals.............................        83        107        (22)
  Increase (decrease) in accrued
   taxes................................        60        126        (91)
  (Increase) decrease in deferred income
   taxes................................      (118)        40       (102)
  Increase in deferred policy
   acquisition costs....................      (439)      (555)      (572)
  Increase in future policy benefits....       536        585        101
  (Increase) decrease in reinsurance
   recoverables and other related
   assets...............................        (2)        21       (146)
                                          --------   --------   --------
    Net cash provided by operating
     activities.........................       371        972         20
                                          --------   --------   --------
Investing Activities
  Purchases of investments..............    (6,061)    (6,869)    (5,854)
  Sales of investments..................     4,901      4,256      3,543
  Maturity of investments...............     1,761      2,329      2,693
                                          --------   --------   --------
    Net cash provided by (used for)
     investing activities...............       601       (284)       382
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         --         38
  Net disbursements for investment and
   universal life-type contracts charged
   against policyholder accounts........    (1,009)      (677)      (443)
                                          --------   --------   --------
    Net cash used for financing
     activities.........................    (1,009)      (677)      (405)
                                          --------   --------   --------
  Net (decrease) increase in cash.......       (37)        11         (3)
  Cash -- beginning of year.............        54         43         46
                                          --------   --------   --------
  Cash -- end of year...................  $     17   $     54   $     43
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $    263   $      9   $    189
Noncash Investing Activities:
  Due to the recapture of an in force block of business previously ceded to MBL Life Assurance Co. of New Jersey, reinsurance recoverables of
   $4,546 were exchanged for the fair value of assets comprised of
   $4,354 in policy loans and $192 in other assets.

                See Notes to Consolidated Financial Statements.

                             F-5     PROSPECTUS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)
--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (ILA) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life. On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) (ITT) distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

These Consolidated Financial Statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The Consolidated Financial Statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

  (B) CHANGES IN ACCOUNTING PRINCIPLES

In November 1998, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 98-15, "Structured Notes Acquired for a Specific Investment Strategy". This EITF issue requires companies to account for structured notes acquired for a specific investment strategy, as a unit. Affected companies that entered into these notes prior to September 25, 1998 are required to either restate prior period financial statements to conform with the prescribed unit accounting model or disclose the related impact on earnings for all periods presented and cumulatively over the life of the instruments had the registrant accounted for the structure as a unit. Based upon recently prescribed current generally accepted accounting principles for such types of transactions entered into after September 24, 1998, there was no additional earnings impact to the Company related to combined structured note transactions. As of December 31, 1998, the Company does not hold any combined structured notes.

In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities". The new standard establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. SFAS No. 133 will be effective for fiscal years beginning after June 15, 1999. Initial application for Hartford Life Insurance Company will begin for the first quarter of the year 2000. While Hartford Life Insurance Company is currently in the process of quantifying the impact of SFAS No. 133, the Company is reviewing its derivative holdings in order to take actions needed to minimize potential

                             F-6     PROSPECTUS
volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". The SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. This statement is effective for fiscal years beginning after December 15, 1998 and is not expected to have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income", which establishes standards for reporting and display of comprehensive income and its components in a full set of general purpose financial statements. The objective of this statement is to report a measure of all changes in equity of an enterprise that result from transactions and other economic events of the period other than transactions with owners. Comprehensive income is the total of net income and all other nonowner changes in equity. Accordingly, the Company has reported comprehensive income in the Consolidated Statements of Changes in Stockholder's Equity.

In December 1997, the AICPA issued SOP No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 1997, the FASB issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". The new standard requires public business enterprises to disclose certain financial and descriptive information about reportable operating segments in annual financial statements and in condensed financial statements of interim periods. Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company adopted SFAS No. 131 in 1998. For additional information, see Note 13.

On November 14, 1996, the EITF reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Adoption of SFAS No. 125 did not have a material effect on the Company's financial condition or results of operations.

Effective January 1, 1996, Hartford Life Insurance Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of ". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by these changes in accounting principles.

 (C) REVENUE RECOGNITION

Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.

  (D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

  (E) INVESTMENTS

Hartford Life Insurance Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated "net unrealized capital gains on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in stockholder's equity. Policy loans are carried at outstanding balance which approximates fair value. Realized capital gains and losses

                             F-7     PROSPECTUS
on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

  (F) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" issued in June 1998, see (b) Changes in Accounting Principles.

Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

                             F-8     PROSPECTUS

Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of stockholder's equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

  (G) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk and rewards, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.
  (H) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                          1998        1997         1996
                                        ---------     -----        -----
Commissions...........................  $   1,069   $     976    $     848
Deferred acquisition costs............       (891)       (862)        (823)
Other.................................        588         472          402
                                        ---------       -----        -----
    Total other expenses..............  $     766   $     586    $     427
                                        ---------       -----        -----
                                        ---------       -----        -----

  (I) DIVIDENDS TO POLICYHOLDERS

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business. The participating insurance in force accounted for 71%, 55% and 44% in 1998, 1997 and 1996, respectively, of total insurance in force.
3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

  (A) COMPONENTS OF NET INVESTMENT INCOME

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     952  $     932  $     918
Interest income from policy loans...        789        425        477
Income from other investments.......         32         26         15
                                      ---------  ---------  ---------
Gross investment income.............      1,773      1,383      1,410
Less: Investment expenses...........         14         15         13
                                      ---------  ---------  ---------
Net investment income...............  $   1,759  $   1,368  $   1,397
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

  (B) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1998         1997         1996
                                            -----        -----        -----
Fixed maturities.......................   $     (28)   $      (7)   $    (201)
Equity securities......................          21           12            2
Real estate and other..................           5           (1)          (4)
Less: Decrease in liability to
 policyholders for realized capital
 gains.................................          --           --          (10)
                                                ---          ---        -----
Net realized capital (losses) gains....   $      (2)   $       4    $    (213)
                                                ---          ---        -----
                                                ---          ---        -----

  (C) NET UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1998         1997         1996
                                            -----        -----        -----
Gross unrealized capital gains.........   $       2    $      14    $      13
Gross unrealized capital losses........          (1)          --           (1)
                                                 --
                                                             ---          ---
Net unrealized capital gains...........           1           14           12
Deferred income tax expense............          --            5            4
                                                 --
                                                             ---          ---
Net unrealized capital gains, net of
 tax...................................           1            9            8
Balance -- beginning of year...........           9            8            1
                                                 --
                                                             ---          ---
Net change in unrealized capital gains
 on equity securities..................   $      (8)   $       1    $       7
                                                 --
                                                 --
                                                             ---          ---
                                                             ---          ---

  (D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1998         1997         1996
                                            -----        -----        -----
Gross unrealized capital gains.........   $     421    $     371    $     386
Gross unrealized capital losses........        (108)         (80)        (341)
Unrealized capital gains credited to
 policyholders.........................         (32)         (30)         (11)
                                              -----        -----        -----
Net unrealized capital gains...........         281          261           34
Deferred income tax expense............          98           91           12
                                              -----        -----        -----
Net unrealized capital gains, net of
 tax...................................         183          170           22
Balance -- beginning of year...........         170           22          (58)
                                              -----        -----        -----
Net change in unrealized capital gains
 (losses) on fixed maturities..........   $      13    $     148    $      80
                                              -----        -----        -----
                                              -----        -----        -----

                             F-9     PROSPECTUS

  (E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1998
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   121       $  2          $ --         $   123
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,001         23            (8)          1,016
States, municipalities and political subdivisions................        165          8            --             173
International governments........................................        393         26            (7)            412
Public utilities.................................................        844         33            (3)            874
All other corporate including international......................      5,469        260           (42)          5,687
All other corporate -- asset backed..............................      4,155         58           (42)          4,171
Short-term investments...........................................      1,847         --            --           1,847
Certificates of deposit..........................................        510         11            (6)            515
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $14,505       $421          $(108)       $14,818
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----           ---       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----           ---       ----------
                                                                   ----------     -----           ---       ----------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1998 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                         AMORTIZED
                                           COST      FAIR VALUE
                                        -----------  -----------
One year or less......................   $   3,047    $   3,116
Over one year through five years......       4,796        4,843
Over five years through ten years.....       3,242        3,318
Over ten years........................       3,420        3,541
                                        -----------  -----------
    Total.............................   $  14,505    $  14,818
                                        -----------  -----------
                                        -----------  -----------

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $3.2 billion, $4.2 billion and $3.5 billion, gross realized capital gains of $103, $169 and $87, gross realized capital losses (including writedowns) of $131, $176 and $298, respectively. In 1996, gross realized capital losses includes an other than temporary impairment of $137 related to the Company's block of guaranteed investment contract business written prior to 1995 which could not recover to amortized cost prior to sale. Sales of equity security investments for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $35, $132 and $74 and gross realized capital gains of $21, $12 and $2, respectively, and no gross realized capital losses for all periods.

  (F) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

                            F-10     PROSPECTUS

  (G) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

Hartford Life Insurance Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/ credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds. Hartford Life Insurance Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee of the Board of Directors. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.2 billion and $6.5 billion ($3.9 billion and $4.6 billion related to the Company's investments, $2.3 billion and $1.9 billion on the Company's liabilities) as of December 31, 1998 and 1997, respectively.
The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1998 and 1997, segregated by major investment and liability category:

                                                          1998 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                                                                  FOREIGN
                                      TOTAL      ISSUED    PURCHASED                  INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &      CAPS &      FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS      FLOORS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $ 5,163    $    --    $   188      $     3      $   885        $--       $ 1,076
Inverse floaters (1)...............       24         44         55           --           --         --            99
Anticipatory (4)...................       --         --         --           --          235         --           235
Other bonds and notes..............    7,683        461        597           18        1,300         90         2,466
Short-term investments.............    1,948         --         --           --           --         --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........   14,818        505        840           21        2,420         90         3,876
Equity securities, policy loans and
 other investments.................    6,979         --         --           --           --         --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $21,797        505        840           21        2,420         90         3,876
    Other policyholder funds.......  $19,615      1,100         50           --        1,195         --         2,345
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total derivative instruments --
     notional value................             $ 1,605    $   890      $    21      $ 3,615        $90       $ 6,221
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total derivative instruments --
     fair value....................             $    (6)   $    19      $    --      $    27        $(7)      $    33
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

                            F-11     PROSPECTUS

                                                      1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &      CAPS &                    RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS      FLOORS     FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities
 (excluding inverse floaters and
 anticipatory).....................  $ 5,253   $  500     $   1,404       $ 28      $   221     $ --    $2,153
Inverse floaters (1)...............       75       47            80         --           25       --       152
Anticipatory (4)...................       --       --            --         --           --       --        --
Other bonds and notes..............    7,531      462           460         22        1,258       91     2,293
Short-term investments.............    1,317       --            --         --           --       --        --
                                     --------  -------       ------        ---     ---------     ---    -------
    Total fixed maturities.........   14,176    1,009         1,944         50        1,504       91     4,598
Equity securities, policy loans and
 other investments.................    3,983       --            --         --           --       --        --
                                     --------  -------       ------        ---     ---------     ---    -------
    Total investments..............  $18,159    1,009         1,944         50        1,504       91     4,598
    Other policyholder funds.......  $21,034       10           150         --        1,747       --     1,907
                                     --------  -------       ------        ---     ---------     ---    -------
    Total derivative instruments --
     notional value................            $1,019     $   2,094       $ 50      $ 3,251     $ 91    $6,505
                                     --------  -------       ------        ---     ---------     ---    -------
    Total derivative instruments --
     fair value....................            $   (8 )   $      23       $ --      $    19     $ (6  ) $   28
                                     --------  -------       ------        ---     ---------     ---    -------
                                     --------  -------       ------        ---     ---------     ---    -------

------------------------

(1) Inverse floaters are variations of collateralized mortgage obligations (CMO's) for which the coupon rates move inversely with an index rate such as the London Interbank Offered Rate (LIBOR). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

(2) As of December 31, 1998 and 1997, approximately 5% and 44% , respectively, of the notional futures contracts expire within one year.

(3) As of December 31, 1998 and 1997, approximately 11% and 16%, respectively, of foreign currency swaps expire within one year.

(4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1998 and 1997, the Company had no deferred gains for interest rate swaps. During 1998, $1.5 in deferred gains were basis adjusted.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1998 and 1997:

                                             DECEMBER 31, 1997               MATURITIES/    DECEMBER 31, 1998
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,239         $1,000       $  327            $1,912
Floors.......................................       1,864             --        1,281               583
Swaps/Forwards...............................       3,342          1,838        1,475             3,705
Futures......................................          50              8           37                21
Options......................................          10             --           10                --
                                                  ------         --------      ------            ------
    Total....................................      $6,505         $2,846       $3,130            $6,221
                                                  ------         --------      ------            ------
By Strategy
Liability....................................      $1,907         $1,099       $  661            $2,345
Anticipatory.................................          --            242            7               235
Asset........................................       1,805          1,260          667             2,398
Portfolio....................................       2,793            245        1,795             1,243
                                                  ------         --------      ------            ------
    Total....................................      $6,505         $2,846       $3,130            $6,221
                                                  ------         --------      ------            ------
                                                  ------         --------      ------            ------

------------------------

    (1) During 1998, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance

                            F-12     PROSPECTUS

Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value for other invested assets primarily consist of partnerships and trusts that are based on external market valuations from partnership and trust management as well as mortgage loans where carrying amounts approximate fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.
The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through periodic comparison to dealer quoted prices.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1998 and 1997 were as follows:

                                                                1998                1997
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
Assets
  Fixed maturities.....................................   $14,818   $14,818   $14,176   $14,176
  Equity securities....................................        31        31       180       180
  Policy loans.........................................     6,684     6,684     3,756     3,756
  Other investments....................................       264       309        47        91
Liabilities
  Other policyholder funds (1).........................   $11,709   $11,726   $11,769   $11,755

------------------------------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $90.3 billion and $69.1 billion as of December 31, 1998 and 1997, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $80.6 billion and $58.6 billion as of December 31, 1998 and 1997, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $9.7 and $10.5 billion as of December 31, 1998 and 1997, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $1.8 billion and $1.9 billion as of December 31, 1998 and 1997, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $908, $699 and $538 in 1998, 1997 and 1996, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 1998 and 1997, respectively. The assets that support these liabilities were comprised of $9.5 billion and $10.2 billion in fixed maturities as of December 31, 1998 and 1997, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $40 and $119 in carrying value and $3.5 billion and $3.0 billion in notional amounts as of December 31, 1998 and 1997, respectively.

6. STATUTORY RESULTS

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Statutory net income................  $     211  $     214  $     144
                                      ---------  ---------  ---------
Statutory surplus...................  $   1,676  $   1,441  $   1,207
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1999 is estimated to be $168.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut. Prescribed statutory accounting practices include

                            F-13     PROSPECTUS
publications of the National Association of Insurance Commissioners, as well as state laws, regulations, and general administrative rules.

7. STOCK COMPENSATION PLANS

Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

Also included in the Plan are long-term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 121,943 and 54,316 shares under the ESPP in 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $13.80 per share in 1998 and $9.63 per share in 1997.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

  (A) PENSION PLANS

Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in 1998 and $5 in both 1997 and 1996.

The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

  (B) INVESTMENT AND SAVINGS PLAN

Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 and $2 in 1998 and 1997, respectively.

9. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers, including its parent, HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

                            F-14     PROSPECTUS

Net premiums and other considerations were comprised of the following:

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Gross premiums......................  $   2,722  $   2,164  $   2,138
Assumed.............................        150        159        190
Ceded...............................       (654)      (686)      (623)
                                      ---------  ---------  ---------
  Net premiums and other
   considerations...................  $   2,218  $   1,637  $   1,705
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

The Company ceded approximately $128, $76 and $100 of group life premium to HLA in 1998, 1997 and 1996, respectively, representing $38.4 billion, $33.6 billion and $33.3 billion of insurance in force, respectively. The Company ceded $383, $339 and $318 of accident and health premium to HLA in 1998, 1997 and 1996, respectively. The Company assumed $82, $89 and $101 of premium in 1998, 1997 and 1996, respectively, representing $7.4 billion, $8.2 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.
Life reinsurance recoveries, which reduce death and other benefits, approximated $97, $158 and $140 for the years ended December 31, 1998, 1997 and 1996, respectively.

Hartford Life Insurance Company has no significant reinsurance-related concentrations of credit risk.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated federal income tax return. The Company's effective tax rate was 35%, 36% and 35% in 1998, 1997 and 1996, respectively.

Income tax expense is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1998         1997         1996
                                            -----        -----        -----
Current................................   $     307    $     162    $     118
Deferred...............................        (119)           5          (98)
                                              -----        -----        -----
  Income tax expense...................   $     188    $     167    $      20
                                              -----        -----        -----
                                              -----        -----        -----

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            1998         1997         1996
                                            -----        -----        -----
Tax provision at the U.S. Federal
 statutory rate........................   $     188    $     164    $      20
Other..................................          --            3           --
                                              -----        -----          ---
  Total................................   $     188    $     167    $      20
                                              -----        -----          ---
                                              -----        -----          ---

Deferred tax assets (liabilities) include the following as of December 31:

                                                   1998         1997
                                                   -----        -----
Tax basis deferred policy acquisition costs...   $     751    $     639
Financial statement deferred policy
 acquisition costs and reserves...............         103           69
Employee benefits.............................           4            8
Net unrealized capital gains on securities....         (98)         (96)
Investments and other.........................        (296)        (272)
                                                     -----        -----
  Total.......................................   $     464    $     348
                                                     -----        -----
                                                     -----        -----

Hartford Life Insurance Company had a current tax payable of $65 and $64 as of December 31, 1998 and 1997, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1998 was $104.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47, $34 and $40 in 1998, 1997 and 1996, respectively. Management believes that the methods used are reasonable.

                            F-15     PROSPECTUS

12. COMMITMENTS AND CONTINGENT LIABILITIES

  (A) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

 (B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $9, $15 and $11 in 1998, 1997 and 1996, respectively, of which $4, $4 and $5, respectively, were estimated to be creditable against premium taxes.

  (C) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $7 in both 1998 and 1997 and $3 in 1996. Future minimum rental commitments are as follows:

1999...............  $       7
2000...............         12
2001...............         12
2002...............         13
2003...............         13
Thereafter.........         74
                     ---------
  Total............  $     131
                     ---------
                     ---------

Rental expense is recognized on a level basis over the term of the primary sublease, which expires on December 31, 2009, and amounted to approximately $9 in both 1998 and 1997 and $8 in 1996.

  (D) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life is currently under audit for the years 1993 through 1995, with the audit for the years 1996 through 1997 expected to begin during early 1999. Management believes that adequate provision has been made in the financial statements for items that may result from tax examinations and other tax related matters.

  (E) INVESTMENTS

As of December 31, 1998, Hartford Life Insurance Company held $71 of asset backed securities securitized and serviced by Commercial Financial Services, Inc. (CFS) of which $50 were included in the Company's general account and $21 in the Company's guaranteed separate account. In October 1998, the Company became aware of allegations of improper activities at CFS. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code. As of December 31, 1998, CFS continues to service the asset backed securities, which remain current on payments of principal and interest, however, the Company does not expect to recover all of its principal investment. Based upon information available in the fourth quarter 1998, the Company recognized a $25, after-tax, writedown related to its holdings in CFS of which $18 was related to the Company's general account assets. The ultimate realizable amount depends on the outcome of the bankruptcy of CFS and these estimates are therefore subject to material change as new information becomes available. The Company is presently unable to determine the amount of further potential loss, if any, related to the securities.

13. SEGMENT INFORMATION

Hartford Life Insurance Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information", during the fourth quarter of 1998. This statement replaces SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise", and establishes new standards for reporting information about operating segments in annual financial statements and in interim financial reports issued to shareholders. It also establishes standards for related disclosures about products and services, geographic areas and major customers. This statement requires that the reportable operating segments be based on the Company's internal operations. On this basis, Hartford Life Insurance Company's segments represent strategic operations which offer different products and services as well as serve different markets.

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual variable annuities, fixed market value adjusted (MVA) annuities and fixed and variable immediate annuities, mutual funds, deferred compensation and retirement plan services, structured settlement contracts and other special purpose annuity contracts. Individual Life sells a variety of life insurance products, including variable life, universal life, interest-sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

                            F-16     PROSPECTUS

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following table outlines summarized financial information concerning the Company's segments. The information for 1997 and 1996 has been restated to conform to the 1998 presentation.

                                                         INVESTMENT INDIVIDUAL
1998                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,779   $  543    $  1,567  $    86  $ 3,975
Net investment income..................................       736      181         793       49    1,759
Amortization of deferred policy acquisition costs......       326      105          --       --      431
Income tax expense (benefit)...........................       145       35          12       (4)     188
Net income (loss)......................................       270       64          24       (8)     350
Assets.................................................    87,207    5,228      22,631    3,197  118,263

                                                         INVESTMENT INDIVIDUAL
1997                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,510   $  487    $    980  $    32  $ 3,009
Net investment income..................................       739      164         429       36    1,368
Amortization of deferred policy acquisition costs......       250       83          --        2      335
Income tax expense.....................................       111       30          15       11      167
Net income.............................................       206       55          27       14      302
Assets.................................................    72,288    4,914      17,800    2,743   97,745

                                                         INVESTMENT INDIVIDUAL
1996                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,002   $  440    $  1,360  $    87  $ 2,889
Net investment income..................................       684      153         480       80    1,397
Amortization of deferred policy acquisition costs......       174       60          --       --      234
Income tax expense (benefit)...........................       (42 )     24          11       27       20
Net income (loss)......................................       (77 )     44          26       45       38
Assets.................................................    57,410    3,753      14,222    2,377   77,762

14. QUARTERLY RESULTS FOR 1998 AND 1997 (UNAUDITED)

                                                                       THREE MONTHS ENDED
                                     --------------------------------------------------------------------------------------
                                          MARCH 31,              JUNE 30,           SEPTEMBER 30,          DECEMBER 31,
                                     --------------------  --------------------  --------------------  --------------------
                                       1998       1997       1998       1997       1998       1997       1998       1997
                                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Revenues...........................   $   915    $   651    $   721    $   645    $   826    $   679    $  1,513   $  1,034
Benefits, claims and expenses......       787        550        591        536        688        550       1,371        904
Net income.........................        83         63         85         74         89         81          93         84

                            F-17     PROSPECTUS

SCHEDULE I -- SUMMARY OF INVESTMENTS --
OTHER THAN INVESTMENTS IN AFFILIATES
AS OF DECEMBER 31, 1998
(IN MILLIONS)
--------------------------------------------------------------------------------

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and
   sponsored)................................  $   121  $   123     $   123
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)
   -- asset backed...........................    1,001    1,016       1,016
  States, municipalities and political
   subdivisions..............................      165      173         173
  Foreign governments........................      393      412         412
  Public utilities...........................      844      874         874
  All other corporate including
   international.............................    5,469    5,687       5,687
  All other corporate -- asset backed........    4,155    4,171       4,171
  Short-term investments.....................    1,847    1,847       1,847
Certificates of deposit......................      510      515         515
                                               -------  -------     -------
Total fixed maturities.......................   14,505   14,818      14,818
                                               -------  -------     -------
Equity Securities
Common Stocks
  Industrial and miscellaneous...............       30       31          31
                                               -------  -------     -------
Total equity securities......................       30       31          31
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,535   14,849      14,849
                                               -------  -------     -------
Policy Loans.................................    6,684    6,684       6,684
                                               -------  -------     -------
Other Investments
  Mortgage loans on real estate..............      206      207         206
  Other invested assets......................       58      102          58
                                               -------  -------     -------
Total other investments......................      264      309         264
                                               -------  -------     -------
Total investments............................  $21,483  $21,842     $21,797
                                               -------  -------     -------
                                               -------  -------     -------

                            F-18     PROSPECTUS

SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(IN MILLIONS)
--------------------------------------------------------------------------------

                                                DEFERRED
                                                 POLICY       FUTURE       OTHER         PREMIUMS          NET
                                               ACQUISITION    POLICY     POLICYHOLDER    AND OTHER      INVESTMENT
SEGMENT                                           COSTS      BENEFITS      FUNDS      CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1998
Investment Products..........................    $2,823       $2,407      $ 9,194         $1,043         $  736
Individual Life..............................       931          466        2,307            363            181
Corporate Owned Life Insurance...............        --          225        8,097            774            793
Other........................................        --          497           17             38             49
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,754       $3,595      $19,615         $2,218         $1,759
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1997
Investment Products..........................    $2,478       $2,070      $ 9,620         $  771         $  739
Individual Life..............................       837          392        2,182            323            164
Corporate Owned Life Insurance...............        --           56        9,259            551            429
Other........................................        --          541          (27)            (8)            36
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,059      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Investment Products..........................    $2,030       $1,526      $10,140         $  537         $  684
Individual Life..............................       730          346        2,160            287            153
Corporate Owned Life Insurance...............        --           --        9,823            880            480
Other........................................        --          602           11              1             80
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1998
Investment Products..........................    $  --         $  670          $326            $ --         $  368
Individual Life..............................       (1)           262           105              --             77
Corporate Owned Life Insurance...............       --            924            --             329            278
Other........................................       (1)            55            --              --             43
                                                 -----       -----------      -----           -----          -----
Consolidated operations......................    $  (2)        $1,911          $431            $329         $  766
                                                 -----       -----------      -----           -----          -----
                                                 -----       -----------      -----           -----          -----
1997
Investment Products..........................    $  --         $  677          $250            $ --         $  266
Individual Life..............................       --            242            83              --             77
Corporate Owned Life Insurance...............       --            439            --             240            259
Other........................................        4             21             2              --            (16)
                                                 -----       -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                                 -----       -----------      -----           -----          -----
                                                 -----       -----------      -----           -----          -----
1996
Investment Products..........................    $(219)        $  744          $175            $ --         $  203
Individual Life..............................       --            245            59              --             68
Corporate Owned Life Insurance...............       --            545            --             634            144
Other........................................        6              1            --               1             12
                                                 -----       -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                                 -----       -----------      -----           -----          -----
                                                 -----       -----------      -----           -----          -----

                            F-19     PROSPECTUS

SCHEDULE IV -- REINSURANCE
(IN MILLIONS)
--------------------------------------------------------------------------------

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1998
Life insurance in force...........................  $326,400     $200,782        $18,289      $143,907        12.7%
Premiums and other considerations
  Life insurance and annuities....................  $  2,329     $    271        $   142      $  2,200         6.5%
  Accident and health insurance...................       393          383              8            18        44.4%
                                                    --------  --------------     -------      --------
Total premiums and other considerations...........  $  2,722     $    654        $   150      $  2,218         6.8%
                                                    --------  --------------     -------      --------
                                                    --------  --------------     -------      --------
For the year ended December 31, 1997
  Life insurance in force.........................  $245,487     $178,771        $33,156      $ 99,872        33.2%
Premiums and other considerations
  Life insurance and annuities....................  $  1,818     $    340        $   157      $  1,635         9.6%
  Accident and health insurance...................       346          346              2             2       100.0%
                                                    --------  --------------     -------      --------
Total premiums and other considerations...........  $  2,164     $    686        $   159      $  1,637         9.7%
                                                    --------  --------------     -------      --------
                                                    --------  --------------     -------      --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $106,146        $31,957      $102,905        31.1%
Premiums and other considerations
  Life insurance and annuities....................  $  1,801     $    298        $   169      $  1,672        10.1%
  Accident and health insurance...................       337          325             21            33        63.6%
                                                    --------  --------------     -------      --------
Total premiums and other considerations...........  $  2,138     $    623        $   190      $  1,705        11.1%
                                                    --------  --------------     -------      --------
                                                    --------  --------------     -------      --------

                            F-20     PROSPECTUS